Intangible Assets, Net	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets
6	Intangible assets, net
Intangible assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Acquired computer software, systems and technology	15,693	13,623	2,138
Less: Accumulated amortization	(6,174)	(8,225)	(1,291)

Total intangible assets, net	9,519	5,398	847

No impairment charges were recognized on intangible assets for the years ended December 31, 2019, 2020 and 2021, respectively.
The weighted average amortization period of intangible assets were 4.2 years, 3.9 years and 4.0 years for the years ended December 31, 2019, 2020 and 2021, respectively.
Amortization expense of intangible assets were RMB2,307, RMB4,366 and, RMB4,481 (US$703) for the years ended December 31, 2019, 2020 and 2021, respectively.
Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
For the year ending December 31, 2022	2,782	437
2023	2,080	326
2024	522	82
2025	14	2
2026	—	—
There were no intangible assets with an indefinite useful life as of December 31, 2020 and 2021.